Schedule of Weighted-Average Assumptions (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
U.S. Plans
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate, net periodic benefit cost	4.01%	4.96%	5.68%
Expected long-term rate of return on assets, net periodic benefit cost	8.00%	8.00%	8.75%
Discount rate, benefit obligations	5.02%	4.01%	4.96%
International Plans
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate, net periodic benefit cost	3.92%	4.65%	5.32%
Rate of compensation increase, net periodic benefit cost	2.06%	2.66%	2.93%
Expected long-term rate of return on assets, net periodic benefit cost	6.40%	6.59%	6.57%
Discount rate, benefit obligations	4.15%	3.92%	4.65%
Rate of compensation increase, benefit obligations	2.08%	2.06%	2.66%
Other Postretirement Benefit Plans
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate, net periodic benefit cost	5.15%	5.84%	6.42%
Expected long-term rate of return on assets, net periodic benefit cost	6.75%	6.75%	6.75%
Discount rate, benefit obligations	5.86%	5.15%	5.84%